Combined Debtor-In-Possession Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Balance Sheet
COMBINED DEBTORS’ BALANCE SHEET
(In thousands)

December 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$201,239
Accounts receivable	117,179
Receivables from non-debtor affiliates	2,921,225
Taxes receivable	24,475
Prepaid expenses and other current assets	58,973
Short-term notes receivable from non-debtor affiliates	365,112

Total current assets	3,688,203

Property and equipment, at cost	4,728,956
Accumulated depreciation	(1,184,698)

Property and equipment, net	3,544,258

Investment in non-debtor affiliates	19,622,028
Receivables from non-debtor affiliates	551,368
Other assets	60,173

Total assets	$27,466,030

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$76,190
Accounts payable to non-debtor affiliates	36,140
Accrued payroll and related costs	31,327
Taxes payable	24,865
Other current liabilities	40,652

Total current liabilities	209,174

Deferred income taxes	8,678
Other liabilities	99,441
Liabilities subject to compromise, inclusive of payables to non-debtor affiliates of $6,217,729	10,457,372

Total liabilities	10,774,665

Total debtors’ equity	16,691,365

Total liabilities and debtors’ equity	$27,466,030

Condensed Consolidating Statement of Operations
COMBINED DEBTORS’ STATEMENTS OF OPERATIONS
(In thousands)

Year Ended December 31, 2020
Operating revenues
Contract drilling services	$717,655
Reimbursables and other	53,284
Non-debtor affiliates	103,551

874,490

Operating costs and expenses
Contract drilling services	477,144
Reimbursables	47,794
Depreciation and amortization	372,663
General and administrative	120,497
Pre-petition charges	14,409
Loss on impairment	3,914,608

4,947,115

Operating loss	(4,072,625)
Other income (expense)
Interest expense, net of amounts capitalized	(164,421)
Interest expense from non-debtor affiliates	(33,421)
Gain on extinguishment of debt, net	17,254
Interest income and other, net	9,548
Interest income from non-debtor affiliates	31,751
Reorganization items, net	(23,930)

Loss from continuing operations before income taxes	(4,235,844)

Income tax benefit (provision)	247,021

Net loss	$(3,988,823)

Condensed Consolidating Statement of Cash Flows
COMBINED DEBTORS’ STATEMENTS OF CASH FLOWS
(In thousands)

Year Ended December 31, 2020
Cash flows from operating activities
Net loss	$(3,988,823)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	372,663
Loss on impairment	3,914,608
Reorganization items, net	(17,366)
Gain on extinguishment of debt, net	(17,254)
Deferred income taxes	(26,435)
Amortization of share-based compensation	9,169
Other costs, net	(42,020)
Changes in components of working capital:
Change in taxes receivable	28,117
Net changes in other operating assets and liabilities	(274,902)
Net changes in other operating assets and liabilities with non-debtor affiliates	(143,759)

Net cash used in operating activities	(186,002)

Cash flows from investing activities
Capital expenditures	(148,028)
Proceeds from disposal of assets, net	26,999

Net cash used in investing activities	(121,029)

Cash flows from financing activities
Borrowings on credit facilities	210,000
Repayments of senior notes	(101,132)
Cash paid to settle equity awards	(1,010)
Other financing activities with non-debtor affiliates	348,107
Taxes withheld on employee stock transactions	(418)

Net cash provided by financing activities	455,547

Net increase in cash, cash equivalents and restricted cash	148,516
Cash, cash equivalents and restricted cash, beginning of period	73,682

Cash, cash equivalents and restricted cash, end of period	$222,198